Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2016
Supplement [Text Block]	dit_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche CROCI® U.S. Fund

The following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	C	R6	INST	S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75	None	None	None	None
Maximum deferred sales charge (load), as % of redemption proceeds	None	1.00	None	None	None
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	20	20	None	None	20

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)

	A	C	R6	INST	S
Management fee1	0.43	0.43	0.43	0.43	0.43
Distribution/service (12b-1) fees	0.25	1.00	None	None	None
Other expenses2	3.72	3.73	3.71	3.69	3.72
Total annual fund operating expenses	4.40	5.16	4.14	4.12	4.15
Fee waiver/expense reimbursement	3.36	3.40	3.45	3.43	3.46
Total annual fund operating expenses after fee waiver/expense reimbursement	1.04	1.76	0.69	0.69	0.69

1 "Management fee" is restated to reflect the fund's new management fee rate effective October 1, 2016.

2 "Other expenses" are based on estimated amounts for current fiscal year.

The Advisor has contractually agreed to waive its fees and/or reimburse fund expenses for the period October 1, 2016 through September 30, 2017 to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at ratios no higher than 1.04%, 1.76%, 0.69%, 0.69% and 0.69% for Class A, Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Years	A	C	R6	INST	S
1	$675	$279	$70	$70	$70
3	1,542	1,243	942	938	944
5	2,420	2,303	1,828	1,820	1,832
10	4,661	4,939	4,111	4,095	4,119

You would pay the following expenses if you did not redeem your shares:

Years	A	C	R6	INST	S
1	$675	$179	$70	$70	$70
3	1,542	1,243	942	938	944
5	2,420	2,303	1,828	1,820	1,832
10	4,661	4,939	4,111	4,095	4,119

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "Fund Details" section of the fund's prospectus:

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.

Deutsche CROCI US Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dit_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche CROCI® U.S. Fund

The following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	C	R6	INST	S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75	None	None	None	None
Maximum deferred sales charge (load), as % of redemption proceeds	None	1.00	None	None	None
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	20	20	None	None	20

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)

	A	C	R6	INST	S
Management fee1	0.43	0.43	0.43	0.43	0.43
Distribution/service (12b-1) fees	0.25	1.00	None	None	None
Other expenses2	3.72	3.73	3.71	3.69	3.72
Total annual fund operating expenses	4.40	5.16	4.14	4.12	4.15
Fee waiver/expense reimbursement	3.36	3.40	3.45	3.43	3.46
Total annual fund operating expenses after fee waiver/expense reimbursement	1.04	1.76	0.69	0.69	0.69

1 "Management fee" is restated to reflect the fund's new management fee rate effective October 1, 2016.

2 "Other expenses" are based on estimated amounts for current fiscal year.

The Advisor has contractually agreed to waive its fees and/or reimburse fund expenses for the period October 1, 2016 through September 30, 2017 to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at ratios no higher than 1.04%, 1.76%, 0.69%, 0.69% and 0.69% for Class A, Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Years	A	C	R6	INST	S
1	$675	$279	$70	$70	$70
3	1,542	1,243	942	938	944
5	2,420	2,303	1,828	1,820	1,832
10	4,661	4,939	4,111	4,095	4,119

You would pay the following expenses if you did not redeem your shares:

Years	A	C	R6	INST	S
1	$675	$179	$70	$70	$70
3	1,542	1,243	942	938	944
5	2,420	2,303	1,828	1,820	1,832
10	4,661	4,939	4,111	4,095	4,119

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "Fund Details" section of the fund's prospectus:

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2017
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

1 "Management fee" is restated to reflect the fund's new management fee rate effective October 1, 2016.

2 "Other expenses" are based on estimated amounts for current fiscal year.

The Advisor has contractually agreed to waive its fees and/or reimburse fund expenses for the period October 1, 2016 through September 30, 2017 to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at ratios no higher than 1.04%, 1.76%, 0.69%, 0.69% and 0.69% for Class A, Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	2 "Other expenses" are based on estimated amounts for current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	1 "Management fee" is restated to reflect the fund's new management fee rate effective October 1, 2016.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.

Deutsche CROCI US Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.43%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	3.72%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.40%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	3.36%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	$ 675
3 Years	rr_ExpenseExampleYear03	1,542
5 Years	rr_ExpenseExampleYear05	2,420
10 Years	rr_ExpenseExampleYear10	4,661
1 Year	rr_ExpenseExampleNoRedemptionYear01	675
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,542
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,420
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,661
Deutsche CROCI US Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.43%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	3.73%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.16%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	3.40%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.76%
1 Year	rr_ExpenseExampleYear01	$ 279
3 Years	rr_ExpenseExampleYear03	1,243
5 Years	rr_ExpenseExampleYear05	2,303
10 Years	rr_ExpenseExampleYear10	4,939
1 Year	rr_ExpenseExampleNoRedemptionYear01	179
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,243
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,303
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,939
Deutsche CROCI US Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.43%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	3.71%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.14%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	3.45%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	$ 70
3 Years	rr_ExpenseExampleYear03	942
5 Years	rr_ExpenseExampleYear05	1,828
10 Years	rr_ExpenseExampleYear10	4,111
1 Year	rr_ExpenseExampleNoRedemptionYear01	70
3 Years	rr_ExpenseExampleNoRedemptionYear03	942
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,828
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,111
Deutsche CROCI US Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.43%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	3.69%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.12%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	3.43%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	$ 70
3 Years	rr_ExpenseExampleYear03	938
5 Years	rr_ExpenseExampleYear05	1,820
10 Years	rr_ExpenseExampleYear10	4,095
1 Year	rr_ExpenseExampleNoRedemptionYear01	70
3 Years	rr_ExpenseExampleNoRedemptionYear03	938
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,820
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,095
Deutsche CROCI US Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.43%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	3.72%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.15%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	3.46%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	$ 70
3 Years	rr_ExpenseExampleYear03	944
5 Years	rr_ExpenseExampleYear05	1,832
10 Years	rr_ExpenseExampleYear10	4,119
1 Year	rr_ExpenseExampleNoRedemptionYear01	70
3 Years	rr_ExpenseExampleNoRedemptionYear03	944
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,832
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,119